Share-Based Compensation (Details) - Schedule of Options Activities - 2020 Plan [Member] ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares	Jun. 30, 2023 $ / shares
Share-Based Compensation (Details) - Schedule of Options Activities [Line Items]
Number of options, Options outstanding | shares	295,174		298,293
Weighted average exercise price, Options outstanding | $ / shares		$ 0.004		$ 0.004
Weighted average grant date fair value, Options outstanding | ¥ / shares	¥ 783.36		¥ 812.6
Weighted average remaining contractual term, Options outstanding			7 years 10 months 2 days
Aggregate intrinsic value, Options outstanding | ¥	¥ 3,028		¥ 26,237
Number of options, Granted | shares	450,000		15,000
Weighted average exercise price, Granted | $ / shares		0.004		0.004
Weighted average grant date fair value, Granted | ¥ / shares	¥ 4.52		¥ 81.59
Number of options, Exercised | shares	(200,000)		(17,279)
Weighted average exercise price, Exercised | $ / shares		0.004		0.004
Weighted average grant date fair value, Exercised | ¥ / shares	¥ 4.52		¥ 677.45
Number of options, Forfeited | shares	(1,715)		(840)
Weighted average exercise price, Forfeited | $ / shares		0.004		0.004
Weighted average grant date fair value, Forfeited | ¥ / shares	¥ 830.26		¥ 830.26
Number of options, Options outstanding | shares	543,459		295,174
Weighted average exercise price, Options outstanding | $ / shares		$ 0.004		$ 0.004
Weighted average grant date fair value, Options outstanding | ¥ / shares	¥ 424.93		¥ 783.36
Weighted average remaining contractual term, Options outstanding	8 years 7 days		6 years 11 months 4 days
Aggregate intrinsic value, Options outstanding | ¥	¥ 2,170		¥ 3,028
Number of options, Options vested and expected to vest | shares	543,459	543,459
Weighted average exercise price, Options vested and expected to vest | $ / shares					$ 0.004
Weighted average grant date fair value, Options vested and expected to vest | ¥ / shares	¥ 424.93
Weighted average remaining contractual term, Options vested and expected to vest	8 years 7 days
Aggregate intrinsic value, Options vested and expected to vest | ¥	¥ 2,170
Number of options, Options exercisable | shares	457,635	457,635
Weighted average exercise price, Options exercisable | $ / shares					$ 0.004
Weighted average grant date fair value, Options exercisable | ¥ / shares	¥ 349.62
Weighted average remaining contractual term, Options exercisable	8 years 4 months 6 days
Aggregate intrinsic value, Options exercisable | ¥	¥ 1,848	$ 1,848